Advances for drillships under construction (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Advances For Drillships Under Construction [Abstract]
Balance at beginning of year	$ 992,825	$ 754,925
Advances for drillships under construction and related costs	1,112,237	237,900
Drillships delivered	(1,442,749)	0
Balance at end of year	$ 662,313	$ 992,825